CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS' DEFICIT (Tables)	12 Months Ended
Dec. 31, 2020
Class of Stock [Line Items]
Summary of key inputs used in determining the fair value of contingent repurchase feature as of the extinguishment date

Effective date	9/30/2018
Current price	$1.24
Exercise price	$5.30
Initial term	0.5 Years
Volatility	55.00%
Risk free rate	2.36%
Dividend yield	0.00%

Summary of key inputs used in determining the fair value of convertible preferred shares as of the extinguishment date

Price per share	$2.06 – 2.42
Term	1.7 – 2.4 Years
Volatility	55.00%
Risk free rate	2.71% – 2.81%

Price per share	$2.42
Term	1.7 – 2.3 Years
Volatility	55.00%
Risk free rate	1.59% – 2.71%

Summary of activities related to the PIF Convertible Notes and Series D convertible preferred share funding

Conversion of Convertible Notes (Note 5)	$271,985
Series D received in April 2019	200,000
Series D received in October 2019	400,000
Series D received in March 2020	200,000
Series received in June 2020	200,000
Contingent forward contract liability reclassified to Series D	39,563
Total proceeds of Series D	$1,311,548

Summary of convertible preferred shares, par value per share, authorized, and outstanding

As of December 31, 2020, and 2019, the Company had the following convertible preferred shares, par value of $0.0001 per share, authorized, and outstanding (in thousands, except share and per share amounts):

As of December 31, 2020
				Conversion
				Price Per
				Share to	Liquidation
	Shares	Shares	Net Carrying	Common	Per Share	Liquidation
Convertible Preferred Shares	Authorized	Outstanding	Value	Shares	Amount	Amount
Series A	32,045,280	32,045,280	$11,925	$0.38	$0.38	$12,120
Series B*	24,677,332	24,677,332	23,740	1.13	1.13	28,000
Series C	82,414,075	59,575,253	137,475	2.42	2.42	144,432
Series D	618,720,748	539,769,493	1,311,548	2.33	3.64	1,963,912
Series E	301,092,346	301,092,346	1,009,388	2.99	4.48	1,349,449
Total	1,058,949,781	957,159,704	$2,494,076			$3,497,913
*

As of December 31, 2020, 3,525,332 Series B convertible preferred shares at aggregate fair value of $3.0 million were extinguished and reclassified to other accrued liabilities, with cash settlement occurring in January 2021.

As of December 31, 2019
				Conversion
				Price Per
				Share to	Liquidation
	Shares	Shares	Net Carrying	Common	Per Share	Liquidation
Convertible Preferred Shares	Authorized	Outstanding	Value	Shares	Amount	Amount
Series A	32,045,280	32,045,280	$11,925	$0.38	$0.38	$12,120
Series B	24,677,332	24,677,332	27,740	1.13	1.13	28,000
Series C	82,414,075	71,082,642	162,360	2.42	2.42	172,331
Series D	618,720,748	374,777,281	871,985	2.33	3.64	1,362,891
Total	757,857,435	502,582,535	$1,074,010			$1,575,342

Summary of common shares reserved for future issuances

	As of December 31,
	2020	2019
Convertible preferred shares outstanding	957,159,704	502,582,535
Share options outstanding	70,675,318	69,305,845
Convertible preferred share warrant	1,546,799	1,546,799
Shares available for future grants	10,526,235	19,398,663
Total common shares reserved	1,039,908,056	529,833,842